Baird Ultra Short Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 51.1%	Par	Value
Financials - 22.7%
ABN AMRO Bank NV, 4.75%, 07/28/2025 (a)	$53,109,000	$52,872,787
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024 (Callable 10/01/2024)	18,762,000	18,709,410
1.75%, 10/29/2024 (Callable 10/01/2024)	17,885,000	17,835,396
3.50%, 01/15/2025 (Callable 11/15/2024)	1,125,000	1,119,577
6.50%, 07/15/2025 (Callable 06/15/2025)	15,140,000	15,294,688
Air Lease Corp.
2.30%, 02/01/2025 (Callable 01/01/2025)	1,324,000	1,310,879
3.25%, 03/01/2025 (Callable 01/01/2025)	1,815,000	1,800,184
3.38%, 07/01/2025 (Callable 06/01/2025)	31,460,000	31,090,885
Aircastle Ltd., 5.25%, 08/11/2025 (Callable 07/11/2025) (a)	51,012,000	51,042,557
Ally Financial, Inc., 4.63%, 03/30/2025	4,029,000	4,014,965
Aviation Capital Group LLC
5.50%, 12/15/2024 (Callable 11/15/2024) (a)	22,176,000	22,156,968
4.13%, 08/01/2025 (Callable 06/01/2025) (a)	13,018,000	12,937,254
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (Callable 01/15/2025) (a)	3,893,000	3,852,328
5.50%, 01/15/2026 (Callable 12/15/2025) (a)	11,692,000	11,751,645
Banco Bilbao Vizcaya Argentaria SA, 5.86% to 09/14/2025 then 1 yr. CMT Rate + 2.30%, 09/14/2026 (Callable 09/14/2025)	34,862,000	35,176,586
Banco Santander SA, 5.15%, 08/18/2025	12,700,000	12,730,760
Bank of America Corp.
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026 (Callable 01/23/2025)	15,000,000	14,916,290
1.32% to 06/19/2025 then SOFR + 1.15%, 06/19/2026 (Callable 06/19/2025)	12,817,000	12,501,273
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026 (Callable 07/22/2025)	45,230,000	45,254,146
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (Callable 09/16/2025) (a)	36,553,000	37,046,185
Bank of Nova Scotia, 4.50%, 12/16/2025	21,005,000	20,953,781
Barclays PLC
2.85% to 05/07/2025 then SOFR + 2.71%, 05/07/2026 (Callable 05/07/2025)	35,484,000	35,017,282
5.30% to 08/09/2025 then 1 yr. CMT Rate + 2.30%, 08/09/2026 (Callable 08/09/2025)	20,250,000	20,320,513
BGC Group, Inc., 3.75%, 10/01/2024 (Callable 10/01/2024)	13,500,000	13,500,000
BNP Paribas SA
4.25%, 10/15/2024	17,087,000	17,073,576
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	8,940,000	8,905,798
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	28,200,000	27,657,887
BPCE SA
4.50%, 03/15/2025 (a)	47,548,000	47,298,107
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	875,000	847,380
Brixmor Operating Partnership LP, 3.85%, 02/01/2025 (Callable 11/01/2024)	33,495,000	33,304,694
Citigroup, Inc., 5.83% (SOFR + 0.69%), 10/30/2024 (Callable 10/01/2024)	52,580,000	52,604,469
Citizens Bank NA/Providence RI, 5.28% to 01/26/2025 then SOFR + 1.02%, 01/26/2026 (Callable 01/26/2025)	19,100,000	19,084,046
CNO Global Funding, 1.65%, 01/06/2025 (a)	4,170,000	4,126,395
Cooperatieve Rabobank UA
4.38%, 08/04/2025	39,670,000	39,461,400
1.34% to 06/24/2025 then 1 yr. CMT Rate + 1.00%, 06/24/2026 (Callable 06/24/2025) (a)	13,931,000	13,576,906
Credit Agricole SA, 4.38%, 03/17/2025 (a)	20,486,000	20,377,949
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026 (Callable 06/16/2025) (a)	21,256,000	20,802,263
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025 (Callable 12/20/2024) (a)(b)	1,914,000	1,903,886
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025) (a)	8,351,000	8,378,659
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	28,572,000	27,714,279
Deutsche Bank AG/New York NY
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025 (Callable 11/26/2024)	41,239,000	41,134,431
6.12% to 07/14/2025 then SOFR + 3.19%, 07/14/2026 (Callable 07/14/2025)	11,400,000	11,490,246
Discover Financial Services, 3.75%, 03/04/2025 (Callable 12/04/2024)	2,200,000	2,186,036
Fifth Third Bank NA, 5.85% to 10/27/2024 then SOFR + 1.23%, 10/27/2025 (Callable 10/28/2024)	2,520,000	2,520,846
Goldman Sachs Group, Inc., 5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026 (Callable 08/10/2025)	29,500,000	29,760,001
Healthpeak OP LLC, 3.40%, 02/01/2025 (Callable 11/01/2024)	428,000	425,714
Host Hotels & Resorts LP, 4.00%, 06/15/2025 (Callable 03/15/2025)	36,951,000	36,696,077
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	24,500,000	24,047,090
2.10% to 06/04/2025 then SOFR + 1.93%, 06/04/2026 (Callable 06/04/2025)	8,625,000	8,460,928
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	18,002,000	17,919,718
Huntington National Bank, 5.70% to 11/18/2024 then SOFR + 1.22%, 11/18/2025 (Callable 11/18/2024)	8,770,000	8,770,633
Jackson National Life Global Funding, 1.75%, 01/12/2025 (a)	3,500,000	3,465,346
JPMorgan Chase & Co.
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	1,546,000	1,544,109
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	39,952,000	39,314,513
Kilroy Realty LP, 3.45%, 12/15/2024 (Callable 10/17/2024)	1,505,000	1,496,823
Kimco Realty OP LLC
3.30%, 02/01/2025 (Callable 12/01/2024)	6,352,000	6,308,978
3.85%, 06/01/2025 (Callable 03/01/2025)	3,703,000	3,668,815
Kite Realty Group Trust, 4.00%, 03/15/2025 (Callable 12/15/2024)	4,696,000	4,670,547
Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (a)	10,613,000	10,792,391
Lincoln National Corp., 3.35%, 03/09/2025	17,005,000	16,886,599
Macquarie Bank Ltd., 4.88%, 06/10/2025 (a)	15,355,000	15,339,605
Macquarie Group Ltd., 6.21%, 11/22/2024 (a)	7,177,000	7,185,176
Morgan Stanley, 2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	41,615,000	40,963,312
Nomura Holdings, Inc.
2.65%, 01/16/2025	8,119,000	8,057,432
1.85%, 07/16/2025	46,543,000	45,494,995
Nuveen Finance LLC, 4.13%, 11/01/2024 (a)	950,000	948,974
Old Republic International Corp., 4.88%, 10/01/2024 (Callable 10/01/2024)	21,360,000	21,360,000
Omega Healthcare Investors, Inc., 4.50%, 01/15/2025 (Callable 11/01/2024)	17,767,000	17,738,942
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	23,992,000	23,869,331
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (a)	3,891,000	3,982,005
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	6,195,000	6,181,157
2.75%, 05/07/2025 (a)	6,895,000	6,798,664
Retail Opportunity Investments Partnership LP, 4.00%, 12/15/2024 (Callable 10/17/2024)	4,939,000	4,918,788
Santander UK Group Holdings PLC
1.53% to 08/21/2025 then 1 yr. CMT Rate + 1.25%, 08/21/2026 (Callable 08/21/2025)	23,837,000	23,132,023
6.83% to 11/21/2025 then SOFR + 2.75%, 11/21/2026 (Callable 11/21/2025)	6,526,000	6,662,515
Societe Generale SA
2.63%, 10/16/2024 (a)	1,000,000	998,820
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	52,299,000	51,800,996
Standard Chartered PLC
1.82% to 11/23/2024 then 1 yr. CMT Rate + 0.95%, 11/23/2025 (Callable 11/23/2024) (a)	10,747,000	10,692,643
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	4,710,000	4,670,161
3.97% to 03/30/2025 then 1 yr. CMT Rate + 1.65%, 03/30/2026 (Callable 03/30/2025) (a)	29,095,000	28,907,270
Synchrony Bank, 5.40%, 08/22/2025 (Callable 07/22/2025)	2,525,000	2,530,322
Synchrony Financial
4.88%, 06/13/2025 (Callable 05/13/2025)	12,238,000	12,212,548
4.50%, 07/23/2025 (Callable 04/23/2025)	37,803,000	37,584,169
Truist Bank, 3.63%, 09/16/2025 (Callable 08/16/2025)	10,175,000	10,062,752
Truist Financial Corp., 4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026 (Callable 07/28/2025)	25,708,000	25,605,718
UBS Group AG, 6.37% to 07/15/2025 then SOFR + 3.34%, 07/15/2026 (Callable 07/15/2025) (a)	6,000,000	6,065,001
Wells Fargo & Co.
2.41% to 10/30/2024 then 3 mo. Term SOFR + 1.09%, 10/30/2025 (Callable 10/30/2024)	16,813,000	16,767,050
3.91% to 04/25/2025 then SOFR + 1.32%, 04/25/2026 (Callable 04/25/2025)	18,655,000	18,536,773
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	26,273,000	25,845,214
		1,592,796,230

Industrials - 26.0%(c)
Allegion US Holding Co., Inc., 3.20%, 10/01/2024 (Callable 10/01/2024)	18,562,000	18,562,000
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025 (Callable 04/17/2025)	19,920,000	19,801,940
Anglo American Capital PLC, 4.88%, 05/14/2025 (a)	4,892,000	4,888,123
Association of American Medical Colleges, 2.12%, 10/01/2024	1,935,000	1,935,000
AutoNation, Inc.
3.50%, 11/15/2024 (Callable 11/01/2024)	19,759,000	19,705,347
4.50%, 10/01/2025 (Callable 07/01/2025)	6,157,000	6,132,079
Baxalta, Inc., 4.00%, 06/23/2025 (Callable 03/23/2025)	12,083,000	12,022,501
Baxter International, Inc., 1.32%, 11/29/2024	3,250,000	3,228,146
Bayer US Finance II LLC
2.85%, 04/15/2025 (Callable 01/15/2025) (a)	2,677,000	2,641,887
5.50%, 08/15/2025 (a)	1,384,000	1,385,837
4.25%, 12/15/2025 (Callable 10/15/2025) (a)	40,131,000	39,840,809
Bayer US Finance LLC, 3.38%, 10/08/2024 (a)	4,400,000	4,398,284
Boardwalk Pipelines LP, 4.95%, 12/15/2024 (Callable 11/01/2024)	42,805,000	42,754,650
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025 (Callable 11/15/2024)	331,000	329,090
Canadian Natural Resources Ltd.
3.90%, 02/01/2025 (Callable 11/01/2024)	3,096,000	3,082,492
2.05%, 07/15/2025 (Callable 06/15/2025)	22,930,000	22,435,690
Carrier Global Corp., 2.24%, 02/15/2025 (Callable 01/15/2025)	25,458,000	25,193,964
Celanese US Holdings LLC, 6.05%, 03/15/2025	5,320,000	5,332,866
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 07/23/2025 (Callable 04/23/2025)	54,436,000	54,346,961
CNH Industrial Capital LLC, 3.95%, 05/23/2025	4,525,000	4,494,990
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025 (Callable 03/01/2025)	1,200,000	1,196,720
CRH America, Inc., 3.88%, 05/18/2025 (Callable 02/15/2025) (a)	13,207,000	13,084,281
CVS Health Corp., 3.88%, 07/20/2025 (Callable 04/20/2025)	55,475,000	55,076,529
DCP Midstream Operating LP, 5.38%, 07/15/2025 (Callable 04/15/2025)	30,642,000	30,716,675
Discovery Communications LLC
3.45%, 03/15/2025 (Callable 12/15/2024)	2,675,000	2,651,776
3.95%, 06/15/2025 (Callable 03/15/2025)	8,605,000	8,529,296
Element Fleet Management Corp., 3.85%, 06/15/2025 (Callable 05/15/2025) (a)	11,470,000	11,360,314
Energy Transfer LP
5.75%, 04/01/2025 (Callable 10/17/2024)	28,237,000	28,195,244
5.95%, 12/01/2025 (Callable 09/01/2025)	7,714,000	7,799,198
EnLink Midstream Partners LP, 4.15%, 06/01/2025 (Callable 03/01/2025)	16,598,000	16,448,522
EQM Midstream Partners LP, 6.00%, 07/01/2025 (Callable 04/01/2025) (a)	10,122,000	10,136,221
Equifax, Inc., 2.60%, 12/01/2024 (Callable 11/01/2024)	6,556,000	6,525,809
Equinix, Inc., 2.63%, 11/18/2024 (Callable 10/18/2024)	5,908,000	5,887,863
Fiserv, Inc., 3.85%, 06/01/2025 (Callable 03/01/2025)	21,326,000	21,176,593
Flex Ltd., 4.75%, 06/15/2025 (Callable 03/15/2025)	16,757,000	16,714,183
Florida Gas Transmission Co. LLC, 4.35%, 07/15/2025 (Callable 04/15/2025) (a)	24,324,000	24,183,845
Ford Motor Credit Co. LLC
2.30%, 02/10/2025 (Callable 01/10/2025)	46,993,000	46,467,086
5.13%, 06/16/2025 (Callable 05/16/2025)	2,800,000	2,798,942
4.13%, 08/04/2025	5,165,000	5,117,321
Fortune Brands Innovations, Inc., 4.00%, 06/15/2025 (Callable 03/15/2025)	23,078,000	22,940,631
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 (Callable 11/01/2024)	37,172,000	37,125,015
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 10/01/2024) (a)	17,636,000	17,629,999
General Motors Financial Co., Inc.
1.20%, 10/15/2024	9,165,000	9,150,068
3.50%, 11/07/2024 (Callable 11/01/2024)	7,945,000	7,932,277
4.00%, 01/15/2025 (Callable 11/01/2024)	13,176,000	13,128,360
2.90%, 02/26/2025 (Callable 01/26/2025)	1,367,000	1,355,640
3.80%, 04/07/2025	2,000,000	1,985,583
2.75%, 06/20/2025 (Callable 05/20/2025)	10,000,000	9,839,366
4.30%, 07/13/2025 (Callable 04/13/2025)	6,315,000	6,289,381
6.05%, 10/10/2025	3,000,000	3,036,827
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	41,306,000	41,138,533
Genuine Parts Co., 1.75%, 02/01/2025 (Callable 10/15/2024)	2,916,000	2,884,471
Glencore Funding LLC
4.00%, 04/16/2025 (a)	4,968,000	4,942,197
1.63%, 09/01/2025 (Callable 08/01/2025) (a)	11,435,000	11,131,196
Global Payments, Inc.
1.50%, 11/15/2024 (Callable 11/01/2024)	8,217,000	8,177,426
2.65%, 02/15/2025 (Callable 01/15/2025)	5,732,000	5,678,205
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (Callable 09/15/2025) (a)	13,770,000	13,427,051
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (Callable 06/15/2025) (a)	20,737,000	20,675,297
6.19%, 11/01/2025 (a)	7,945,000	8,058,133
Harman International Industries, Inc., 4.15%, 05/15/2025 (Callable 02/15/2025)	51,556,000	51,225,025
HCA, Inc.
5.38%, 02/01/2025	34,124,000	34,134,909
5.25%, 04/15/2025	11,917,000	11,930,750
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	36,450,000	36,450,000
4.90%, 10/15/2025 (Callable 07/15/2025)	3,621,000	3,624,053
Hexcel Corp., 4.95%, 08/15/2025 (Callable 05/15/2025)	9,479,000	9,440,963
Hyundai Capital America
2.65%, 02/10/2025 (Callable 01/10/2025) (a)	18,880,000	18,706,512
6.00%, 07/11/2025 (a)	1,370,000	1,383,323
Infor, Inc., 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	4,643,000	4,507,894
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	30,650,000	30,364,682
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (Callable 09/01/2025) (a)	27,465,000	26,507,420
Keysight Technologies, Inc., 4.55%, 10/30/2024 (Callable 10/01/2024)	12,755,000	12,712,168
Kinder Morgan, Inc., 4.30%, 06/01/2025 (Callable 03/01/2025)	31,567,000	31,423,298
Legrand France SA, 8.50%, 02/15/2025	9,818,000	9,927,153
Lennox International, Inc., 1.35%, 08/01/2025 (Callable 07/01/2025)	35,784,000	34,757,864
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (Callable 01/15/2025) (a)	4,000,000	3,972,471
MPLX LP
4.88%, 12/01/2024 (Callable 11/01/2024)	5,755,000	5,748,645
4.00%, 02/15/2025 (Callable 11/15/2024)	28,265,000	28,116,031
4.88%, 06/01/2025 (Callable 03/01/2025)	20,299,000	20,280,589
Nissan Motor Co. Ltd., 3.52%, 09/17/2025 (Callable 08/17/2025) (a)	21,837,000	21,471,507
Nutrien Ltd., 5.90%, 11/07/2024	13,613,000	13,619,359
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	6,250,000	6,163,837
Oracle Corp., 2.50%, 04/01/2025 (Callable 03/01/2025)	9,119,000	9,013,814
Owens Corning, 4.20%, 12/01/2024 (Callable 11/01/2024)	7,620,000	7,609,238
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024) (a)	4,510,000	4,499,491
3.95%, 03/10/2025 (Callable 01/10/2025) (a)	1,416,000	1,408,696
4.00%, 07/15/2025 (Callable 06/15/2025) (a)	2,358,000	2,343,419
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024 (Callable 10/01/2024)	4,515,000	4,508,331
POSCO, 4.38%, 08/04/2025 (a)	15,593,000	15,539,430
PVH Corp., 4.63%, 07/10/2025 (Callable 06/10/2025)	30,950,000	30,830,810
Qorvo, Inc., 1.75%, 12/15/2024 (Callable 10/15/2024)	14,201,000	14,088,223
Quanta Services, Inc., 0.95%, 10/01/2024 (Callable 10/01/2024)	10,846,000	10,846,000
Reliance Industries Ltd., 4.13%, 01/28/2025 (a)	16,328,000	16,277,594
Reliance, Inc., 1.30%, 08/15/2025 (Callable 07/15/2025)	12,138,000	11,777,641
Renesas Electronics Corp., 1.54%, 11/26/2024 (Callable 11/01/2024) (a)	10,980,000	10,909,295
Rolls-Royce PLC, 3.63%, 10/14/2025 (Callable 07/14/2025) (a)	8,427,000	8,279,782
Royalty Pharma PLC, 1.20%, 09/02/2025 (Callable 08/02/2025)	34,127,000	33,056,055
Ryder System, Inc., 4.63%, 06/01/2025 (Callable 05/01/2025)	5,564,000	5,550,714
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025 (Callable 12/01/2024)	7,680,000	7,687,063
Sonoco Products Co., 1.80%, 02/01/2025 (Callable 10/15/2024)	18,438,000	18,223,799
Steel Dynamics, Inc., 2.40%, 06/15/2025 (Callable 05/15/2025)	40,507,000	39,851,265
Suntory Holdings Ltd., 2.25%, 10/16/2024 (Callable 10/01/2024) (a)	3,975,000	3,969,748
Thomas Jefferson University, 2.07%, 11/01/2024	625,000	622,736
TransCanada PipeLines Ltd., 1.00%, 10/12/2024 (Callable 10/01/2024)	46,371,000	46,294,703
Trimble, Inc., 4.75%, 12/01/2024 (Callable 11/01/2024)	5,350,000	5,335,360
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025 (Callable 10/15/2024) (a)	2,975,000	2,949,994
4.63%, 06/15/2025 (Callable 03/15/2025) (a)	27,991,000	27,820,104
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025 (a)	16,083,000	15,928,761
3.95%, 06/06/2025 (a)	11,632,000	11,553,961
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	42,076,000	41,780,684
West Fraser Timber Co. Ltd., 4.35%, 10/15/2024 (Callable 10/01/2024) (a)	2,600,000	2,598,889
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	44,455,000	44,083,098
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025 (Callable 05/15/2025)	55,724,000	55,012,058
Williams Cos., Inc., 3.90%, 01/15/2025 (Callable 11/01/2024)	16,940,000	16,869,092
Woodside Finance Ltd., 3.65%, 03/05/2025 (Callable 12/05/2024) (a)	30,400,000	30,220,632
		1,826,913,663

Utilities - 2.4%
Appalachian Power Co., 3.40%, 06/01/2025 (Callable 03/01/2025)	3,748,000	3,710,721
Avangrid, Inc.
3.15%, 12/01/2024 (Callable 10/15/2024)	8,605,000	8,572,679
3.20%, 04/15/2025 (Callable 03/15/2025)	11,588,000	11,469,748
Constellation Energy Generation LLC, 3.25%, 06/01/2025 (Callable 05/01/2025)	3,488,000	3,452,311
DTE Energy Co.
2.53%, 10/01/2024 (d)	7,409,000	7,409,000
4.22%, 11/01/2024 (d)	23,529,000	23,508,057
1.05%, 06/01/2025 (Callable 05/01/2025)	24,400,000	23,812,720
Enel Finance International NV, 4.50%, 06/15/2025 (a)	1,700,000	1,692,480
Exelon Corp., 3.95%, 06/15/2025 (Callable 03/15/2025)	7,340,000	7,300,180
FirstEnergy Corp., 2.05%, 03/01/2025 (Callable 02/01/2025)	1,100,000	1,084,237
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (Callable 11/01/2024) (a)	7,770,000	7,758,136
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	26,090,000	26,354,082
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (Callable 10/01/2024) (a)	4,450,000	4,450,000
NiSource, Inc., 0.95%, 08/15/2025 (Callable 07/15/2025)	12,733,000	12,329,816
Puget Energy, Inc., 3.65%, 05/15/2025 (Callable 02/15/2025)	23,450,000	23,199,391
		166,103,558
TOTAL CORPORATE BONDS (Cost $3,569,976,015)		3,585,813,451

ASSET BACKED SECURITIES - 16.8%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027 (Callable 04/15/2028)	16,425,000	16,413,470
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 08/15/2027) (a)	7,703,820	7,822,955
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	48,628,000	48,277,927
ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 07/15/2026) (a)	16,685,856	16,729,623
Bank of America Auto Trust
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (Callable 10/15/2026) (a)	14,606,116	14,635,041
Series 2024-1A, Class A2, 5.57%, 12/15/2026 (Callable 05/15/2027) (a)	10,500,000	10,554,733
Capital One Financial Corp.
Series 2021-A3, Class A3, 1.04%, 11/15/2026	72,033,000	71,694,481
Series 2022-A1, Class A1, 2.80%, 03/15/2027	32,270,000	31,988,628
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/2027 (Callable 03/15/2026)	11,966,348	11,849,154
CarMax Auto Owner Trust
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 02/15/2026)	21,852,076	21,479,129
Series 2023-1, Class A2A, 5.23%, 01/15/2026 (Callable 01/15/2027)	218,134	218,141
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 01/15/2027)	45,143,000	45,215,662
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 04/15/2027)	13,900,407	13,971,213
Chase Auto Owner Trust, Series 2024-3A, Class A2, 5.53%, 09/27/2027 (Callable 12/25/2027) (a)	21,750,000	21,910,476
Citizens Auto Receivables Trust
Series 2023-1, Class A2A, 6.13%, 07/15/2026 (Callable 02/15/2027) (a)	19,449,932	19,497,936
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 07/15/2027) (a)	10,547,035	10,571,523
Series 2024-2, Class A2A, 5.54%, 11/16/2026 (Callable 08/15/2027) (a)	12,264,000	12,315,565
Dell Equipment Finance Trust
Series 2023-1, Class A2, 5.65%, 09/22/2028 (Callable 10/22/2025) (a)	5,578,143	5,579,765
Series 2023-1, Class A3, 5.65%, 09/22/2028 (Callable 10/22/2025) (a)	41,557,000	41,786,312
Series 2023-2, Class A2, 5.84%, 01/22/2029 (Callable 02/22/2026) (a)	4,996,950	5,006,890
Discover Card Execution Note Trust
Series 2022-A1, Class A1, 1.96%, 02/15/2027	31,077,000	30,747,077
Series 2022-A2, Class A, 3.32%, 05/15/2027	63,975,000	63,457,270
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 11/20/2027) (a)	3,636,450	3,655,007
DLLAD LLC
Series 2023-1A, Class A2, 5.19%, 04/20/2026 (Callable 10/20/2027) (a)	2,577,387	2,578,918
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 02/20/2029) (a)	7,750,000	7,823,903
DLLMT LLC, Series 2023-1A, Class A2, 5.78%, 11/20/2025 (Callable 03/20/2027) (a)	14,680,402	14,708,712
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 08/20/2027) (a)	5,225,000	5,233,339
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026 (Callable 02/15/2027)	8,962,307	8,986,562
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 08/15/2031 (Callable 02/15/2025) (a)	51,383,000	50,846,212
Ford Credit Floorplan LLC, Series 2020-2, Class A, 1.06%, 09/15/2027	19,992,000	19,365,847
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (Callable 01/15/2025) (a)	27,365,000	27,225,885
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026 (Callable 11/16/2026)	2,689,853	2,690,155
Series 2023-2, Class A2A, 5.10%, 05/18/2026 (Callable 01/16/2027)	1,728,421	1,728,904
GM Financial Leasing Trust
Series 2023-1, Class A3, 5.16%, 04/20/2026 (Callable 08/20/2025)	1,584,256	1,585,832
Series 2023-2, Class A2A, 5.44%, 10/20/2025 (Callable 11/20/2025)	856,892	857,396
GreatAmerica Leasing Receivables, Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 10/15/2028) (a)	7,500,000	7,579,642
Harley-Davidson Customer Funding Corp., Series 2024-B, Class A2, 4.62%, 08/16/2027 (Callable 05/15/2028)	18,850,000	18,852,496
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025 (Callable 06/21/2026)	1,032,130	1,032,273
Series 2023-3, Class A2, 5.71%, 03/18/2026 (Callable 11/18/2026)	9,967,958	9,996,923
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 11/20/2026) (a)	9,318,167	9,363,399
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 10/20/2027) (a)	6,023,664	6,121,931
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 09/15/2027) (a)	17,295,916	17,354,703
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 09/15/2025) (a)	14,310,000	14,340,542
Series 2023-C, Class A3, 5.80%, 12/15/2026 (Callable 03/15/2026) (a)	68,183,000	69,032,547
Hyundai Auto Receivables Trust
Series 2021-B, Class A3, 0.38%, 01/15/2026 (Callable 11/15/2025)	520,878	519,363
Series 2023-A, Class A2A, 5.19%, 12/15/2025 (Callable 12/15/2026)	1,844,732	1,845,106
IPFS Corp.
Series 2022-A, Class A, 2.47%, 02/15/2027 (a)	17,914,000	17,751,592
Series 2022-C, Class A, 3.89%, 05/15/2027 (a)	14,701,000	14,619,252
JPMorgan Chase Bank NA
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 09/25/2025) (a)	151,350	150,679
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 04/25/2025) (a)	1,705,229	1,681,633
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 01/15/2028) (a)	31,225,000	31,411,266
Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 09/15/2033 (Callable 08/15/2027) (a)	1,988,559	1,990,661
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, 06/15/2026 (Callable 11/15/2025)	3,794,985	3,751,065
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 11/15/2026) (a)	12,972,119	13,189,198
Royal Bank of Canada, Series 2022-4A, Class A, 4.31%, 09/15/2027 (a)	30,320,000	30,269,284
Santander Holdings USA, Inc.
Series 2021-1A, Class B, 1.83%, 12/15/2031 (Callable 09/15/2025) (a)	1,666,913	1,660,958
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 01/15/2026) (a)	7,221,804	7,217,450
SBNA Auto Lease Trust
Series 2024-A, Class A2, 5.45%, 01/20/2026 (Callable 11/20/2026) (a)	7,892,041	7,909,666
Series 2024-B, Class A2, 5.67%, 11/20/2026 (Callable 04/20/2027) (a)	8,000,000	8,043,944
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.89%, 03/22/2027 (Callable 10/20/2027) (a)	6,026,349	6,044,648
Synchrony Bank
Series 2022-A1, Class A, 3.37%, 04/15/2028 (Callable 04/15/2025)	52,645,000	52,251,884
Series 2022-A2, Class A, 3.86%, 07/15/2028	6,800,000	6,759,753
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 10/25/2024) (a)(e)	7,148,907	6,920,346
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (Callable 05/25/2025) (a)	62,447,000	61,121,281
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 10/25/2026) (a)	4,894,276	4,967,501
Verizon Master Trust
Series 2022-6, Class A, 3.67%, 01/22/2029 (Callable 07/20/2025)	24,273,000	24,117,189
Series 2022-7, Class A1A, 5.23%, 11/22/2027 (Callable 11/20/2024)	48,935,000	48,949,597
TOTAL ASSET BACKED SECURITIES (Cost $1,168,454,294)		1,175,827,415

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%	Par	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/2048 (Callable 09/15/2025)	1,000,000	986,349
Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	8,950,000	8,718,777
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	7,302,418	7,039,677
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 05/10/2026)	5,900,000	5,777,357
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047 (Callable 10/10/2024)	1,838,175	1,835,440
Series 2015-GC27, Class A5, 3.14%, 02/10/2048 (Callable 01/10/2025)	8,377,148	8,345,447
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	16,065,000	15,884,584
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	9,000,588	8,866,808
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	5,000,000	4,893,167
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	13,678,736	13,532,174
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	8,209,241	8,001,780
Commercial Mortgage Pass Through Certificates
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047 (Callable 10/10/2024)	337,061	336,520
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	3,921,340	3,913,376
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	13,226,524	13,100,473
Series 2015-CR24, Class A5, 3.70%, 08/10/2048 (Callable 06/10/2026)	8,551,131	8,460,463
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	2,605,000	2,570,357
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	6,700,000	6,611,104
Computershare Corporate Trust
Series 2015-C27, Class A5, 3.45%, 02/15/2048 (Callable 03/15/2025)	27,518,000	27,310,583
Series 2015-C28, Class A4, 3.54%, 05/15/2048 (Callable 05/15/2025)	12,035,000	11,918,364
Series 2015-C31, Class A4, 3.70%, 11/15/2048 (Callable 11/15/2025)	2,000,000	1,974,542
Series 2015-LC20, Class A5, 3.18%, 04/15/2050 (Callable 05/15/2025)	4,820,000	4,774,741
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,295,000	15,122,177
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	7,191,610	7,099,095
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	3,034,000	3,005,992
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	14,090,820	13,920,886
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	7,500,000	7,412,879
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 10/10/2024)	2,360,031	2,262,657
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 10/10/2024)	664,737	663,719
Series 2014-GC26, Class A5, 3.63%, 11/10/2047 (Callable 11/10/2024)	27,063,561	27,020,262
Series 2015-GC32, Class A4, 3.76%, 07/10/2048 (Callable 07/10/2025)	3,658,000	3,621,428
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	8,490,000	8,275,488
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	7,500,000	7,354,581
JP Morgan Chase Commercial Mortgage Securities, Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 12/15/2025)	5,803,000	5,727,015
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	380,861	379,984
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	14,621,370	14,519,040
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	10,958,903	10,928,669
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	5,417,823	5,399,504
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	8,575,000	8,402,441
Series 2015-C29, Class A4, 3.61%, 05/15/2048 (Callable 01/15/2026)	20,770,000	20,583,425
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	12,178,000	11,907,595
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 10/15/2025)	8,750,000	8,555,310
Mcp Holding Co. LLC, Series 2015-GC30, Class A4, 3.38%, 05/10/2050 (Callable 05/10/2025)	7,667,127	7,585,589
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A4, 3.53%, 12/15/2047 (Callable 10/15/2026)	9,676,533	9,651,485
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 04/15/2025)	5,865,000	5,798,532
Series 2015-C23, Class A4, 3.72%, 07/15/2050 (Callable 06/15/2025)	31,541,000	31,242,348
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,478,551
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	18,316,630	17,972,882
Morgan Stanley Capital I, Inc., Series 2016-UBS9, Class A4, 3.59%, 03/15/2049 (Callable 02/15/2031)	3,650,000	3,569,401
WF-RBS Commercial Mortgage Trust
Series 2014-C22, Class A5, 3.75%, 09/15/2057 (Callable 08/15/2027)	1,787,080	1,762,633
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 08/15/2027)	6,912,190	6,887,735
Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	14,051,394	14,019,076
Series 2014-C25, Class A5, 3.63%, 11/15/2047 (Callable 12/15/2024)	7,725,657	7,699,423
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $445,039,556)		454,681,885

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 10/25/2024) (a)(f)	3,323,631	3,247,558
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 10/25/2024) (a)(f)	5,948,602	5,786,151
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 10/25/2024) (a)(f)	11,239,950	10,664,874
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 10/25/2024) (a)(f)	6,348,146	5,924,730
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 12/25/2026) (a)(f)	575,113	569,659
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 11/25/2028) (a)(f)	1,428,923	1,385,439
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 07/25/2028) (a)(f)	6,532,110	6,357,027
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(f)	7,110,040	7,020,997
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,800,841)		40,956,435

MUNICIPAL BONDS - 0.2%	Par	Value
City of Middletown OH, 6.05%, 04/29/2025	4,400,000	4,427,738
City of West Carrollton OH, 6.90%, 05/01/2025	4,790,000	4,820,006
New York State Housing Finance Agency, 1.60%, 11/01/2024 (Callable 10/22/2024)	2,205,000	2,199,514
TOTAL MUNICIPAL BONDS (Cost $11,392,936)		11,447,258

OTHER GOVERNMENT RELATED SECURITIES - 0.0%(g)	Par	Value
Electricite de France SA, 3.63%, 10/13/2025 (Callable 07/13/2025) (a)	1,966,000	1,946,756
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $1,931,626)		1,946,756

SHORT-TERM INVESTMENTS - 26.7%
Commercial Paper - 1.3%	Par
ADVENTIST HEALTH SYS WEST, 5.67%, 10/10/2024 (h)	46,100,000	46,031,713
CATHOLIC HEALTH INI, 5.85%, 11/20/2024 (h)	47,125,000	46,769,768
		92,801,481

Money Market Funds - 2.9%	Shares
First American Government Obligations Fund - Class U, 4.84% (i)	205,242,315	205,242,315

U.S. Treasury Bills - 22.5%	Par
5.24%, 10/03/2024 (h)	180,000,000	179,953,051
5.31%, 10/17/2024 (h)	205,000,000	204,571,550
4.71%, 12/26/2024 (h)	310,000,000	306,663,799
5.10%, 02/20/2025 (h)	150,000,000	147,425,511
5.00%, 03/20/2025 (h)	108,600,000	106,397,381
4.53%, 07/10/2025 (h)	260,000,000	252,068,372
4.40%, 08/07/2025 (h)	390,000,000	377,003,250
		1,574,082,914
TOTAL SHORT-TERM INVESTMENTS (Cost $1,869,909,204)		1,872,126,710

TOTAL INVESTMENTS - 101.9% (Cost $7,109,504,472)		7,142,799,910
Liabilities in Excess of Other Assets - (1.9)%		(130,027,613)
TOTAL NET ASSETS - 100.0%		$7,012,772,297

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $1,647,607,895 or 23.5% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(g)	Represents less than 0.05% of net assets.
(h)	The rate shown is the effective yield as of September 30, 2024.
(i)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Baird Ultra Short Bond Fund
Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Baird Ultra Short Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$3,585,813,451	$–	$3,585,813,451
Asset Backed Securities	–	1,175,827,415	–	1,175,827,415
Non-Agency Commercial Mortgage-Backed Securities	–	454,681,885	–	454,681,885
Non-Agency Residential Mortgage-Backed Securities	–	40,956,435	–	40,956,435
Municipal Bonds	–	11,447,258	–	11,447,258
Other Government Related Securities	–	1,946,756	–	1,946,756
Commercial Paper	–	92,801,481	–	92,801,481
Money Market Funds	205,242,315	–	–	205,242,315
U.S. Treasury Bills	–	1,574,082,914	–	1,574,082,914
Total Investments	$205,242,315	$6,937,557,595	$–	$7,142,799,910

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.